Differences between US Statutory Tax Rate and Effective Income Tax Rate (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Reconciliation of Statutory Federal Tax Rate [Line Items]
Favorable adjustment related to foreign tax credit not previously recognized			$ 4
Benefits of temporary reduction in statutory tax rate	6		8		6
Amortization of deferred income tax liability			35
Change in uncertain tax positions	$ 12	[1]	$ (1)	[1]
Minimum
Reconciliation of Statutory Federal Tax Rate [Line Items]
Temporary foreign tax rate expiration year	2012		2012		2012
Maximum
Reconciliation of Statutory Federal Tax Rate [Line Items]
Temporary foreign tax rate expiration year	2024		2024		2024

[1]	In 2012, the change in uncertain tax positions recorded in continuing operations was $12 million which reflects the offsetting benefits recorded in prepaid expenses and other current assets. The balance is recorded in discontinued operations.